FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01608

                           Franklin High Income Trust
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end:  5/31
                          ----

Date of reporting period: 2/28/10
                          -------


Item 1. Schedule of Investments.



Franklin High Income Trust
Franklin High Income Fund
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2010 (UNAUDITED)

                                                                                                   PRINCIPAL(a)
                                                                                   COUNTRY            AMOUNT             VALUE
                                                                               ----------------   ---------------   ---------------
    (b) SENIOR FLOATING RATE INTERESTS 1.7%
        CONSUMER SERVICES 0.2%
        OSI Restaurant Partners LLC (Outback),
           Pre-Funded Revolving Credit, 0.074% - 2.563%, 6/14/13                 United States        600,957       $       535,174
           Term Loan B, 2.563%, 6/14/14                                          United States      7,042,618             6,271,705
                                                                                                                    ---------------
                                                                                                                          6,806,879
                                                                                                                    ---------------
        MATERIALS 0.7%
        Novelis Corp., U.S. Term Loan, 2.23% - 2.26%, 7/07/14                    United States     20,638,310            20,019,161
                                                                                                                    ---------------
        MEDIA 0.3%
        Univision Communications Inc., Initial Term Loan, 2.501%, 9/29/14        United States     10,000,000             8,654,690
                                                                                                                    ---------------
        UTILITIES 0.5%
        Dynegy Holdings Inc.,
           Term L/C Facility, 3.98%, 4/02/13                                     United States     13,861,332            13,586,587
           Term Loan B, 3.98%, 4/02/13                                           United States      1,115,837             1,093,720
                                                                                                                    ---------------
                                                                                                                         14,680,307
                                                                                                                    ---------------
        TOTAL SENIOR FLOATING RATE INTERESTS (COST $49,256,560)                                                          50,161,037
                                                                                                                    ---------------
        CORPORATE BONDS 92.4%
        AUTOMOBILES & COMPONENTS 3.4%
    (c) American Axle & Manufacturing Holdings Inc., senior secured note,
        144A, 9.25%, 1/15/17                                                     United States      6,350,000             6,604,000
        Ford Motor Credit Co. LLC, senior note,
           9.875%, 8/10/11                                                       United States     30,000,000            31,473,390
           7.50%, 8/01/12                                                        United States     35,000,000            35,158,130
           8.125%, 1/15/20                                                       United States     10,000,000             9,981,940
    (c) TRW Automotive Inc., senior note, 144A,
           7.00%, 3/15/14                                                        United States      5,000,000             4,800,000
           7.25%, 3/15/17                                                        United States     17,000,000            16,150,000
                                                                                                                    ---------------
                                                                                                                        104,167,460
                                                                                                                    ---------------
        BANKS 0.5%
    (d) Wells Fargo Capital XIII, pfd., 7.70%, Perpetual                         United States     15,000,000            14,850,000
                                                                                                                    ---------------
        CAPITAL GOODS 5.3%
    (c) Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15           United States     25,000,000            26,062,500
    (c) Altra Holdings Inc., senior secured note, 144A, 8.125%, 12/01/16         United States      5,700,000             5,863,875
        Case New Holland Inc., senior note,
           7.125%, 3/01/14                                                       United States     20,000,000            20,100,000
    (c)    144A, 7.75%, 9/01/13                                                  United States      5,000,000             5,050,000
        Greenbrier Cos. Inc., senior note, 8.375%, 5/15/15                       United States      7,900,000             6,991,500
        L-3 Communications Corp., senior sub. note, 6.125%, 1/15/14              United States     15,000,000            15,168,750
        The Manitowoc Co. Inc., senior note, 9.50%, 2/15/18                      United States     14,200,000            14,235,500
    (c) Oshkosh Corp., senior note, 144A,
           8.25%, 3/01/17                                                        United States      3,500,000             3,500,000
           8.50%, 3/01/20                                                        United States      3,200,000             3,200,000
        RSS Global & Rexnord Corp.,
           senior note, 9.50%, 8/01/14                                           United States     19,534,000            19,875,845
           senior sub. note, 11.75%, 8/01/16                                     United States      9,100,000             9,509,500
    (c) RSC Equipment Rental/RSC Holdings, senior note, 144A, 10.25%,
        11/15/19                                                                 United States      4,000,000             3,980,000
        RSC Equipment Rental Inc., senior note, 9.50%, 12/01/14                  United States     26,000,000            25,285,000
                                                                                                                    ---------------
                                                                                                                        158,822,470
                                                                                                                    ---------------
        COMMERCIAL & PROFESSIONAL SERVICES 1.5%
        ARAMARK Corp., senior note, 8.50%, 2/01/15                               United States     18,507,000            18,784,605
    (c) Geo Group Inc., senior note, 144A, 7.75%, 10/15/17                       United States      5,500,000             5,568,750
  (e,f) Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05            United States      9,053,899                   905

    Quarterly Statement of Investments   See Notes to Statements of Investments

Franklin High Income Trust
Franklin High Income Fund
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2010 (UNAUDITED) (CONTINUED)

  (c,g) JohnsonDiversey Holdings Inc., senior note, 144A, PIK, 10.50%,
        5/15/20                                                                  United States     19,600,000       $    20,482,000
                                                                                                                    ---------------
                                                                                                                         44,836,260
                                                                                                                    ---------------
        CONSUMER DURABLES & APPAREL 2.3%
        Jarden Corp., senior sub. note, 7.50%, 5/01/17                           United States     26,000,000            26,260,000
        Jostens IH Corp., senior sub. note, 7.625%, 10/01/12                     United States     25,000,000            25,250,000
        KB Home, senior note, 6.25%, 6/15/15                                     United States     20,000,000            18,975,000
                                                                                                                    ---------------
                                                                                                                         70,485,000
                                                                                                                    ---------------
        CONSUMER SERVICES 7.9%
        Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14                      United States     10,000,000             8,562,500
  (c,f) Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15                           United States     20,000,000               312,500
        Harrah's Operating Co, Inc., senior secured note, 11.25%, 6/01/17        United States     40,000,000            41,700,000
        Host Hotels & Resorts LP, senior note,
           K, 7.125%, 11/01/13                                                   United States     15,000,000            15,243,750
           Q, 6.75%, 6/01/16                                                     United States      5,000,000             4,950,000
        MGM MIRAGE, senior note,
           6.625%, 7/15/15                                                       United States     45,000,000            35,775,000
           6.875%, 4/01/16                                                       United States     10,000,000             7,850,000
    (c) Norwegian Cruise Line Ltd., senior secured note, 144A, 11.75%,
        11/15/16                                                                 United States     25,000,000            26,625,000
        Pinnacle Entertainment Inc.,
    (c)    senior note, 144A, 8.625%, 8/01/17                                    United States     16,800,000            16,044,000
           senior sub. note, 8.25%, 3/15/12                                      United States      3,876,000             3,837,240
           senior sub. note, 7.50%, 6/15/15                                      United States      9,000,000             7,492,500
        Royal Caribbean Cruises Ltd.,
           senior deb., 7.25%, 3/15/18                                           United States     15,000,000            14,137,500
           senior note, 6.875%, 12/01/13                                         United States      5,000,000             5,000,000
    (c) Shingle Springs Tribal Gaming, senior note, 144A, 9,375%, 6/15/15        United States     10,280,000             8,224,000
        Starwood Hotels & Resorts Worldwide Inc., senior note,
           6.75%, 5/15/18                                                        United States     15,000,000            15,000,000
           7.15%, 12/01/19                                                       United States      5,000,000             5,062,500
    (f) Station Casinos Inc.,
           senior note, 6.00%, 4/01/12                                           United States      9,300,000             1,395,000
           senior note, 7.75%, 8/15/16                                           United States      9,575,000             1,436,250
           senior sub. note, 6.50%, 2/01/14                                      United States      3,400,000                34,680
           senior sub. note, 6.875%, 3/01/16                                     United States      8,400,000                85,680
    (c) Universal City Development,
           senior note, 144A, 8.875%, 11/15/15                                   United States     18,000,000            18,225,000
           senior sub. note, 144A, 10.875%, 11/15/16                             United States      2,750,000             2,860,000
                                                                                                                    ---------------
                                                                                                                        239,853,100
                                                                                                                    ---------------
        DIVERSIFIED FINANCIALS 2.3%
        GMAC Inc.,
           senior note, 6.875%, 9/15/11                                          United States     39,700,000            40,097,000
           senior note, 6.875%, 8/28/12                                          United States      5,000,000             4,975,000
           sub. note, 8.00%, 12/31/18                                            United States      5,250,000             4,908,750
    (d) JPMorgan Chase & Co., junior sub. note, 1, 7.90%, Perpetual              United States     15,000,000            15,558,000
    (f) Lehman Brothers Holdings Inc., senior note,
           6.20%, 9/26/14                                                        United States     17,000,000             3,910,000
           7.00%, 9/27/27                                                        United States      8,000,000             1,840,000
                                                                                                                    ---------------
                                                                                                                         71,288,750
                                                                                                                    ---------------
        ENERGY 16.0%
    (c) Antero Resources Finance, senior note, 144A, 9.375%, 12/01/17            United States     17,500,000            17,937,500
    (c) Arch Coal Inc., senior note, 144A, 8.75%, 8/01/16                        United States      4,500,000             4,680,000
        Atlas Pipeline Partners LP, senior note,
           8.125%, 12/15/15                                                      United States     14,000,000            13,195,000
           8.75%, 6/15/18                                                        United States     11,000,000            10,340,000
        Berry Petroleum Co., senior note, 10.25%, 6/01/14                        United States     16,500,000            18,026,250
        Chesapeake Energy Corp., senior note,
           9.50%, 2/15/15                                                        United States      5,000,000             5,462,500
           6.625%, 1/15/16                                                       United States     10,000,000             9,700,000
           6.25%, 1/15/18                                                        United States     27,600,000            25,875,000

Franklin High Income Trust
Franklin High Income Fund
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2010 (UNAUDITED) (CONTINUED)

        Compagnie Generale de Geophysique-Veritas, senior note,
           7.50%, 5/15/15                                                           France         15,000,000       $    14,775,000
           9.50%, 5/15/16                                                           France          5,600,000             5,897,242
           7.75%, 5/15/17                                                           France          5,000,000             4,925,000
    (c) Crosstex Energy/Crosstex Energy Finance, senior note, 144A,
        8.875%, 2/15/18                                                         United States       6,800,000             6,936,000
        Denbury Resources Inc., senior sub. note, 8.25%, 2/15/20                United States       9,300,000             9,672,000
        EI Paso Corp., senior note,
           12.00%, 12/12/13                                                     United States      10,000,000            11,675,000
           6.875%, 6/15/14                                                      United States      15,000,000            15,185,880
           7.00%, 6/15/17                                                       United States       8,500,000             8,557,061
    (b) Enterprise Products Operating LLC, junior sub. note, FRN,
        7.034%, 1/15/68                                                         United States      25,000,000            23,722,475
    (c) Expro Finance Luxembourg, senior secured note, 144A, 8.50%,
        12/15/16                                                                United Kingdom     19,000,000            18,918,718
    (c) General Maritime Corp., senior note, 144A, 12.00%, 11/15/17             United States      14,200,000            14,768,000
    (c) Holly Corp., senior note, 144A, 9.875%, 6/15/17                         United States       9,250,000             9,527,500
        Mariner Energy Inc., senior note, 7.50%, 4/15/13                        United States      27,000,000            27,135,000
        MarkWest Energy Partners LP, senior note, 8.75%, 4/15/18                United States      25,000,000            25,437,500
        Peabody Energy Corp., senior note,
           7.375%, 11/01/16                                                     United States       6,900,000             7,331,250
           B, 6.875%, 3/15/13                                                   United States      15,000,000            15,262,500
        Petrohawk Energy Corp., senior note, 10.50%, 8/01/14                    United States      21,550,000            23,489,500
    (c) Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14                Switzerland       21,700,000            18,445,000
        Plains Exploration & Production Co., senior note,
           10.00%, 3/01/16                                                      United States       3,000,000             3,277,500
           7.625%, 6/01/18                                                      United States      27,000,000            27,202,500
        Quicksilver Resources Inc., senior note,
           8.25%, 8/01/15                                                       United States      20,000,000            20,300,000
           11.75%, 1/01/16                                                      United States       2,600,000             2,964,000
           9.125%, 8/15/19                                                      United States       5,000,000             5,225,000
    (c) SandRidge Energy Inc., senior note, 144A,
           8.00%, 6/01/18                                                       United States      25,000,000            24,062,500
           8.75%, 1/15/20                                                       United States       3,300,000             3,250,500
        Teekay Corp., senior note, 8.50%, 1/15/20                              Marshall Islands     7,000,000             7,140,000
        Tesoro Corp., senior note, 6.50%, 6/01/17                               United States      25,000,000            22,562,500
                                                                                                                    ---------------
                                                                                                                        482,861,376
                                                                                                                    ---------------
        FOOD & STAPLES RETAILING 1.1%
        Rite Aid Corp., senior secured note, 9.75%, 6/12/16                     United States      15,150,000            16,248,375
        SUPERVALU Inc., senior note, 8.00%, 5/01/16                             United States      16,600,000            16,807,500
                                                                                                                    ---------------
                                                                                                                         33,055,875
                                                                                                                    ---------------
        FOOD, BEVERAGE & TOBACCO 2.0%
    (c) CEDC Finance Corp. International Inc., senior secured note, 144A,
        9.125%, 12/01/16                                                        United States      14,900,000            15,645,000
        Dean Foods Inc., senior note, 7.00%, 6/01/16                            United States       7,100,000             6,780,500
    (c) Dole Food Co. Inc., senior note, 144A, 13.875%, 3/15/14                 United States      11,171,000            13,377,273
    (c) JBS USA LLC, senior note, 144A, 11.625%, 5/01/14                        United States      23,000,000            25,990,000
                                                                                                                    ---------------
                                                                                                                         61,792,773
                                                                                                                    ---------------
        HEALTH CARE EQUIPMENT & SERVICES 7.0%
        DaVita Inc., senior sub. note, 7.25%, 3/15/15                           United States      25,000,000            25,218,750
        FMC Finance III SA, senior note, 6.875%, 7/15/17                           Germany         15,000,000            15,450,000
    (c) Fresenius US Finance II, senior note, 144A, 9.00%, 7/15/15                 Germany         10,000,000            11,100,000
        HCA Inc.,
           senior note, 6.50%, 2/15/16                                          United States       6,300,000             5,906,250
           senior secured note, 9.125%, 11/15/14                                United States      35,000,000            36,881,250
    (c)    senior secured note, 144A, 7.875%, 2/15/20                           United States      15,000,000            15,712,500
    (g)    senior secured note, PIK, 9.625%, 11/15/16                           United States      11,000,000            11,797,500
        Tenet Healthcare Corp.,
           senior note, 7.375%, 2/01/13                                         United States       9,600,000             9,648,000
    (c)    senior secured note, 144A, 8.875%, 7/01/19                           United States      18,800,000            19,928,000
        United Surgical Partners International Inc., senior sub. note,
           8.875%, 5/01/17                                                      United States       8,500,000             8,733,750
    (g)    PIK, 9.25%, 5/01/17                                                  United States      12,575,000            13,015,125

Franklin High Income Trust
Franklin High Income Fund
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2010 (UNAUDITED) (CONTINUED)

  (b,g) US Oncology Holdings Inc., senior note, PIK, FRN, 7.178%,
        3/15/12                                                                  United States     25,012,000       $    23,636,340
    (c) Vanguard Health Holding Co, II LLC, senior bond, 144A, 8,00%,
        2/01/18                                                                  United States     13,600,000            13,430,000
                                                                                                                    ---------------
                                                                                                                        210,457,465
                                                                                                                    ---------------
        MATERIALS 8.5%
        Ball Corp., senior note,
           7.125%, 9/01/16                                                       United States      3,400,000             3,544,500
           7.375%, 9/01/19                                                       United States      3,400,000             3,544,500
        Cellu Tissue Holdings Inc., senior secured note, 11.50%, 6/01/14         United States     12,300,000            13,683,750
        Crown Americas Inc., senior note, 7.75%, 11/15/15                        United States     10,000,000            10,375,000
        Freeport-McMoRan Copper & Gold Inc., senior note,
           8.25%, 4/01/15                                                        United States      5,000,000             5,424,385
           8.375%, 4/01/17                                                       United States     15,000,000            16,296,870
        Huntsman International LLC,
    (c)    senior note, 144A, 5.50%, 6/30/16                                     United States      1,100,000               973,500
           senior sub. note, 7.875%, 11/15/14                                    United States     25,000,000            24,375,000
    (c) Ineos Group Holdings PLC, senior secured note, 144A, 8,50%,
        2/15/16                                                                 United Kingdom     18,000,000            11,790,000
    (c) MacDermid Inc., senior sub. note, 144A, 9,50%, 4/15/17                   United States     22,600,000            22,713,000
        Nalco Co., senior sub. note, 8.875%, 11/15/13                            United States     20,000,000            20,600,000
        NewPage Corp., senior secured note,
           10.00%, 5/01/12                                                       United States      2,375,000             1,377,500
           11.375%, 12/31/14                                                     United States     28,087,000            26,963,520
        Novelis Inc., senior note,
           7.25%, 2/15/15                                                            Canada         3,700,000             3,450,250
           11.50%, 2/15/15                                                           Canada         3,150,000             3,362,625
        Owens-Brockway Glass Container Inc., senior note, 6.75%,
        12/01/14                                                                 United States      5,000,000             5,062,500
        Owens-Illinois Inc., senior note, 7.80%, 5/15/18                         United States     20,000,000            20,600,000
        Solo Cup Co.,
           senior secured note, 10,50%, 11/01/13                                 United States      5,100,000             5,367,750
           senior sub. note, 8,50%, 2/15/14                                      United States     20,000,000            19,100,000
        Teck Resources Ltd., senior secured note,
           10.25%, 5/15/16                                                           Canada         5,000,000             5,987,500
           10.75%, 5/15/19                                                           Canada        10,200,000            12,597,000
        Weyerhaeuser Co., senior note, 7.375%, 10/01/19                          United States     17,050,000            18,166,553
                                                                                                                    ---------------
                                                                                                                        255,355,703
                                                                                                                    ---------------
        MEDIA 11.4%
    (c) Cablevision Systems Corp., senior note, 144A, 8.625%, 9/15/17            United States     18,000,000            18,630,000
    (c) CCH II LLC/CCH II Capital Corp., senior note, 144A, 13.50%,
        11/30/16                                                                 United States     29,335,118            34,505,433
        CCO Holdings LLC, senior note, 8.75%, 11/15/13                           United States      5,000,000             5,100,000
    (c) Clear Channel Worldwide Holdings Inc., senior note,
           A, 144A, 9.25%, 12/15/17                                              United States      3,000,000             3,075,000
           B, 144A, 9.25%, 12/15/17                                              United States     12,000,000            12,390,000
        CSC Holdings Inc.,
           senior deb., 7.625%, 7/15/18                                          United States      8,000,000             8,260,000
           senior note, 6.75%, 4/15/12                                           United States      5,000,000             5,212,500
    (c)    senior note, 144A, 8.50%, 4/15/14                                     United States      4,000,000             4,225,000
        DIRECTV Holdings LLC, senior note, 7.625%, 5/15/16                       United States     10,000,000            10,976,150
        EchoStar DBS Corp., senior note,
           6.375%, 10/01/11                                                      United States      5,000,000             5,212,500
           7.75%, 5/31/15                                                        United States      5,000,000             5,212,500
           7.125%, 2/01/16                                                       United States     20,000,000            20,150,000
        Lamar Media Corp., senior sub. note,
           6.625%, 8/15/15                                                       United States     17,800,000            17,088,000
           B, 6.625%, 8/15/15                                                    United States     10,000,000             9,400,000
        Liberty Media Corp., senior note, 5.70%, 5/15/13                         United States     25,000,000            24,625,000
        LIN Television Corp., senior sub. note, 6.50%, 5/15/13                   United States     22,000,000            20,955,000
    (c) Media General Inc., senior secured note, 144A, 11.75%, 2/15/17           United States     15,300,000            14,917,500
        Quebecor Media Inc., senior note, 7.75%, 3/15/16                            Canada         15,000,000            15,112,500
    (h) Radio One Inc., senior sub. note,
           6.375%, 2/15/13                                                       United States      5,000,000             3,981,250

Franklin High Income Trust
Franklin High Income Fund
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2010 (UNAUDITED) (CONTINUED)

           B, 8.875%, 7/01/11                                                    United States     10,000,000       $     8,825,000
    (c) Salem Communications Corp., senior secured note, 144A,
        9.625%, 12/15/16                                                         United States      8,500,000             8,818,750
    (c) Sinclair Television Group Inc., senior secured note, 144A,
        9.25%, 11/01/17                                                          United States     23,000,000            23,977,500
    (c) Univision Communications Inc.,
    (g)    senior note, 144A, PIK, 10.50%, 3/15/15                               United States      5,262,500             4,683,625
           senior secured note, 144A, 12.00%, 7/01/14                            United States      5,000,000             5,437,500
    (c) UPC Germany GmbH, senior secured bond, 144A, 8.125%,
        12/01/17                                                                   Germany         14,900,000            14,948,010
    (c) Virgin Media Secured Finance, senior secured note, 144A, 6.50%,
        1/15/18                                                                  United Kingdom    12,400,000            12,402,346
    (c) WMG Acquisition Corp., senior secured note, 144A, 9.50%,
        6/15/16                                                                  United States     25,000,000            26,375,000
                                                                                                                    ---------------
                                                                                                                        344,496,064
                                                                                                                    ---------------
        PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.3%
    (c) Talecris Biotherapeutics Holdings Corp., senior note, 144A, 7.75%,
        11/15/16                                                                 United States      9,500,000             9,595,000
                                                                                                                    ---------------
        REAL ESTATE 1.4%
   (c)  FelCor Lodging LP, senior secured note, 144A, 10.00%, 10/01/14           United States     28,000,000            27,370,000
        Forest City Enterprises Inc., senior note, 7.625%, 6/01/15               United States     15,900,000            14,389,500
                                                                                                                    ---------------
                                                                                                                         41,759,500
                                                                                                                    ---------------
        RETAILING 1.6%
        Dollar General Corp., senior note, 10.625%, 7/15/15                      United States     17,000,000            18,700,000
        Michaels Stores Inc., senior note, 10.00%, 11/01/14                      United States     28,600,000            29,172,000
                                                                                                                    ---------------
                                                                                                                         47,872,000
                                                                                                                    ---------------
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.1%
    (c) Advanced Micro Devices Inc., senior note, 144A, 8.125%, 12/15/17         United States      6,100,000             6,206,750
        Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14              United States     30,000,000            26,775,000
                                                                                                                    ---------------
                                                                                                                         32,981,750
                                                                                                                    ---------------
        SOFTWARE & SERVICES 1.8%
        First Data Corp., senior note, 9.875%, 9/24/15                           United States      4,000,000             3,440,000
        First Data Corp., senior note, 9.875%, 9/24/15                           United States     20,000,000            17,400,000
        SunGard Data Systems Inc.,
           senior note, 9.125%, 8/15/13                                          United States     11,100,000            11,419,125
           senior sub. note, 10.25%, 8/15/15                                     United States     20,000,000            20,850,000
                                                                                                                    ---------------
                                                                                                                         53,109,125
                                                                                                                    ---------------
        TECHNOLOGY HARDWARE & EQUIPMENT 0.8%
        Sanmina-SCI Corp.,
  (b,c)    senior note, 144A, FRN, 3.004%, 6/15/14                               United States      5,000,000             4,675,000
           senior sub. note, 6.75%, 3/01/13                                      United States     10,000,000            10,025,000
           senior sub. note, 8.125%, 3/01/16                                     United States     10,000,000             9,900,000
                                                                                                                    ---------------
                                                                                                                         24,600,000
                                                                                                                    ---------------
        TELECOMMUNICATION SERVICES 8.6%
        Crown Castle International Corp.,
           senior bond, 7.125%, 11/01/19                                         United States      2,100,000             2,110,500
           senior note, 9.00%, 1/15/15                                           United States     15,000,000            16,275,000
    (c) Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15                     Jamaica         30,000,000            28,912,500
        Intelsat Bermuda Ltd., senior note, 11.25%, 6/15/16                        Bermuda         20,000,000            21,450,000
        Intelsat Subsidiary Holding Co. Ltd., senior note,
           8.50%, 1/15/13                                                          Bermuda         25,000,000            25,375,000
    (c)    144A, 8.875%, 1/15/15                                                   Bermuda          5,000,000             5,100,000
        MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14                     United States     30,000,000            30,075,000
        Millicom International Cellular SA, senior note, 10.00%,                  Luxembourg       20,000,000            20,850,000
        12/01/13
        Qwest Communications International Inc., senior note,
           7.50%, 2/15/14                                                        United States     10,000,000            10,150,000
           B, 7.50%, 2/15/14                                                     United States     20,000,000            20,300,000
        Qwest Corp., senior note, 8.375%, 5/01/16                                United States      5,000,000             5,500,000

Franklin High Income Trust
Franklin High Income Fund
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2010 (UNAUDITED) (CONTINUED)

    (f) RSL Communications PLC,
           senior discount note, 10.125%, 3/01/08                               United Kingdom     44,500,000       $       556,250
           senior note, 12.00%, 11/01/08                                        United Kingdom      6,250,000                78,125
    (c) SBA Telecommunications Inc., senior note, 144A, 8.25%, 8/15/19          United States      10,350,000            10,919,250
        Sprint Nextel Corp., senior note, 8.375%, 8/15/17                        United States     30,000,000            29,175,000
    (c) Wind Acquisition Finance SA, senior note, 144A, 12.00%, 12/01/15             Italy         25,000,000            26,875,000
  (c,g) Wind Acquisition Holding, senior note, 144A, PIK, 12.25%, 7/15/17            Italy          5,000,000 EUR         6,161,013
                                                                                                                    ---------------
                                                                                                                        259,862,638
                                                                                                                    ---------------
        TRANSPORTATION 1.6%
    (c) Ceva Group PLC, senior secured note, 144A,
           10.00%, 9/01/14                                                       United Kingdom    16,700,000            16,783,500
           11.625%, 10/01/16                                                     United Kingdom     3,700,000             3,829,500
    (c) Delta Air Lines Inc., senior secured note, 144A, 9.50%, 9/15/14          United States     13,810,000            14,224,300
    (c) Marquette Transportation Co. Inc./Finance Corp., senior secured
        note, 144A, 10.875%, 1/15/17                                             United States     13,300,000            13,399,750
                                                                                                                    ---------------
                                                                                                                         48,237,050
                                                                                                                    ---------------
        UTILITIES 6.0%
        Ameren Corp., senior note, 8.875%, 5/15/14                               United States     10,000,000            11,637,530
        CMS Energy Corp., senior note, 8.75%, 6/15/19                            United States     12,200,000            13,772,092
        Dynegy Holdings Inc., senior note, 8.375%, 5/01/16                       United States     15,000,000            13,200,000
        Edison Mission Energy, senior note, 7.00%, 5/15/17                       United States     13,200,000             9,735,000
        ESI Tractebel Acquisition Corp., secured note, 7.99%, 12/30/11           United States      3,688,000             3,715,900
    (c) Intergen NV, senior secured note, 144A, 9.00%, 6/30/17                    Netherlands      25,000,000            25,625,000
        Mirant North America LLC, senior note, 7.375%, 12/31/13                  United States     23,000,000            23,028,750
        NRG Energy Inc., senior note,
           7.25%, 2/01/14                                                        United States      8,500,000             8,585,000
           7.375%, 2/01/16                                                       United States     20,000,000            19,775,000
           7.375%, 1/15/17                                                       United States      5,000,000             4,931,250
        Texas Competitive Electric Holdings Co. LLC, senior note, A,
        10.25%, 11/01/15                                                         United States     60,000,000            45,144,000
                                                                                                                    ---------------
                                                                                                                        179,149,522
                                                                                                                    ---------------
        TOTAL CORPORATE BONDS (COST $2,772,576,070)                                                                   2,789,488,881
                                                                                                                    ---------------

                                                                                                    SHARES/
                                                                                                   WARRANTS
                                                                                                  -----------
        COMMON STOCKS AND OTHER EQUITY INTERESTS 0.4%
        AUTOMOBILES & COMPONENTS 0.0%(i)
  (j,k) Cambridge Industries Liquidating Trust Interest                          United States      4,853,892                    --
(e,j,l) Harvard Industries Inc.                                                  United States        793,966                 7,940
                                                                                                                    ---------------
                                                                                                                              7,940
                                                                                                                    ---------------
         COMMERCIAL & PROFESSIONAL SERVICES 0.0%
(j,k,l) VS Holdings Inc.                                                         United States      1,685,375                    --
                                                                                                                    ---------------
        MEDIA 0.4%
    (j) Charter Communications Inc., wts., 11/30/14                              United States         38,880               204,120
    (j) Dex One Corp.                                                            United States        393,941            11,739,445
                                                                                                                    ---------------
                                                                                                                         11,943,565
                                                                                                                    ---------------
        TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS (COST $39,552,675)                                                11,951,505
                                                                                                                    ---------------
        PREFERRED STOCKS 0.2%
        BANKS 0.0%(i)
    (j) Freddie Mac, 8.375%, pfd., Z                                             United States        400,000               456,000
                                                                                                                    ---------------
        DIVERSIFIED FINANCIALS 0.2%
    (c) GMAC Inc., 7.00%, pfd., 144A                                             United States          8,059             5,704,513
                                                                                                                    ---------------

Franklin High Income Trust
Franklin High Income Fund
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2010 (UNAUDITED) (CONTINUED)

        TOTAL PREFERRED STOCKS (COST $12,860,945)                                                                         6,160,513
                                                                                                                    ---------------
        TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $2,874,246,250)                                         2,857,761,936
                                                                                                                    ---------------
        SHORT TERM INVESTMENTS (COST $95,089,227) 3.2%
        MONEY MARKET FUNDS 3.2%
    (m) Institutional Fiduciary Trust Money Market Portfolio, 0.00%              United States     95,089,227       $    95,089,227
                                                                                                                    ---------------
        TOTAL INVESTMENTS (COST $2,969,335,477) 97.9%                                                                 2,952,851,163
        OTHER ASSETS, LESS LIABILITIES 2.1%                                                                              64,421,396
                                                                                                                    ---------------
        NET ASSETS 100.0%                                                                                           $ 3,017,272,559
                                                                                                                    ===============


(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At February 28, 2010, the aggregate value of these securities was $832,503,356, representing 27.59% of net assets.

(d)  perpetual security with no stated maturity date.

(e) Security has been deemed illiquid because it may not be able to be sold within seven days. At February 28, 2010, the aggregate value of these securities was $8,845, representing less than 0.01% of net assets.

(f) Defaulted security or security for which income has been deemed uncollectible.

(g)  Income may be received in additional securities and/or cash.

(h)  See Note 7 regarding other considerations.

(i)  Rounds to less than 0.1% of net assets.

(j)  Non-income producing.

(k)  See Note 5 regarding restricted securities.

(l)  See Note 6 regarding holdings of 5% voting securities.

(m) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

Franklin High Income Trust
Franklin High Income Fund
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2010 (UNAUDITED) (CONTINUED)

At February 28, 2010, the Fund had the following forward exchange contracts outstanding. See Note 3.

                                              CONTRACT    SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY   COUNTERPARTY   TYPE    QUANTITY     AMOUNT        DATE      APPRECIATION   DEPRECIATION
--------   ------------   ----   ---------   ----------   ----------   ------------   ------------
Euro          DBAB        Sell   4,868,750   $7,098,151    12/15/10      $474,729          $--
                                                                         --------          ---

ABBREVIATIONS

CURRENCY

DBAB   Deutsche Bank AG

CURRENCY

EUR    Euro

SELECTED PORTFOLIO

FRN    Floating Rate Note
L/C    Letter of Credit
PIK    Payment-In-Kind

FRANKLIN HIGH INCOME TRUST
Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of one fund, the Franklin High Income Fund (Fund).

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value. Debt securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.

The Fund generally enters into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral.

4. INCOME TAXES

At February 28, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                          $2,972,536,864
                                             --------------
Unrealized  appreciation                     $  168,651,743
Unrealized depreciation                        (188,337,444)
                                             --------------
Net unrealized appreciation (depreciation)   $  (19,685,701)
                                             ==============

5. RESTRICTED SECURITIES

At February 28, 2010, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

                                                              ACQUISITION
  SHARES    ISSUER                                                DATE         COST      VALUE
---------   -----------------------------------------------   -----------   ----------   -----
4,853,892   Cambridge Industries Liquidating Trust Interest      1/09/02    $       --    $--
1,685,375   VS Holdings Inc.                                    12/06/01     1,685,375     --
                                                                                          ---
               TOTAL RESTRICTED SECURITIES (0.00% of Net Assets)                          $--
                                                                                          ===

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the nine months ended February 28, 2010, were as shown below.

                          NUMBER OF
                            SHARES                                                                        REALIZED
                           HELD AT                             NUMBER OF SHARES   VALUE AT                 CAPITAL
                          BEGINNING     GROSS        GROSS      HELD AT END OF     END OF    INVESTMENT     GAIN
NAME OF ISSUER             OF YEAR    ADDITIONS   REDUCTIONS        PERIOD         PERIOD      INCOME      (LOSS)
-----------------------   ---------   ---------   ----------   ----------------   --------   ----------   --------
Harvard Industries Inc.     793,966       --          --             793,966       $7,940        $--         $--
VS Holdings Inc.          1,685,375       --          --           1,685,375           --         --          --
                                                                                   ------        ---         ---
   TOTAL AFFILIATED SECURITIES (0.00%(a) of Net Assets)                            $7,940        $--         $--
                                                                                   ======        ===         ===

(a)  Rounds to less than 0.01% of net assets.

7. OTHER CONSIDERATIONS

From time to time, officers, directors or employees of the Fund's Investment Manager may have discussions or enter into agreements with issuers, underwriters or creditors' committees which, pursuant to the Fund's policies and requirements of applicable securities laws, could prevent the Fund from trading in the securities of such company for limited or extended periods of time.

8. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2010, in valuing the Fund's assets carried at fair value:

                                              LEVEL 1         LEVEL 2      LEVEL 3         TOTAL
                                           ------------   --------------   -------     --------------
ASSETS:
   Investments in Securities:
      Equity Investments:(a)
         Automobiles & Components          $         --   $           --   $7,940(b)   $        7,940
         Diversified Financials                      --        5,704,513       --           5,704,513
         All Other Equity Investments(c)     12,399,565               --       --(b)       12,399,565
      Senior Floating Rate Interests                 --       50,161,037       --          50,161,037
      Corporate Bonds                                --    2,789,487,976      905       2,789,488,881
      Short Term Investments                 95,089,227               --       --          95,089,227
                                           ------------   --------------   ------      --------------
         Total Investments in Securities   $107,488,792   $2,845,353,526   $8,845      $2,952,851,163
                                           ------------   --------------   ------      --------------
   Forward Exchange Contracts                        --          474,729       --             474,729

(a)  Includes common and preferred stock as well as other equity investments.

(b)  Includes securities determined to have no value at February 28, 2010.

(c) For detailed industry descriptions, see the accompanying Statement of Investments.

At February 28, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

                                                                                                                  NET CHANGE
                                                                                                                      IN
                                                                                                                 UNREALIZED
                                                               NET CHANGE                                        APPRECIATION
                                                                   IN                     TRANSFER   BALANCE    (DEPRECIATION)
                                                               UNREALIZED       NET          IN         AT        ON ASSETS
                                 BEGINNING    NET REALIZED    APPRECIATION   PURCHASES    (OUT) OF    END OF         HELD
                                  BALANCE      GAIN (LOSS)   (DEPRECIATION)   (SALES)     LEVEL 3     PERIOD    AT PERIOD END
                                 ---------    ------------   --------------  ---------   ---------   -------    --------------
ASSETS
   Equity Securities:            $  7,940(a)  $         --     $        --   $      --   $      --   $7,940(b)       $--
      Automobiles & Components
   Corporate Bonds                473,205      (29,061,478)     29,596,797    (589,119)   (418,500)     905           --
                                 --------     ------------     -----------   ---------   ---------   ------          ---
      Total                      $481,145     $(29,061,478)    $29,596,797   $(589,119)  $(418,500)  $8,845          $--
                                 --------     ------------     -----------   ---------   ---------   ------          ---

(a)  Includes securities determined to have no value at May 31, 2009.

(b)  Includes securities determined to have no value at February 28, 2010.

9. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS, which enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying this provision.

10. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST


By /s/LAURA F. FERGERSON
  ------------------------
      Laura F. Fergerson
      Chief Executive Officer -
        Finance and Administration
Date  April 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  ------------------------
      Laura F. Fergerson
      Chief Executive Officer -
        Finance and Administration
Date  April 27, 2010


By /s/Gaston Gardey
   -----------------
      Gaston Gardey
      Chief Financial Officer and
        Chief Accounting Officer
Date  April 27, 2010